RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

Note 14 –  RELATED PARTY BALANCES AND TRANSACTIONS

As part of our corporate restructurings prior to our disposal of Hexin E-Commerce in December 2020, Mr. Ming Jia and Mr. Shiwei Wu transferred their equity interests of Wusu Company to Hexin E-Commerce, and therefore, Hexin E-Commerce became the sole shareholder of Wusu Company on November 20, 2020.

On December 16, 2020, Hexin Yongheng, Kuaishangche, Hexin E-Commerce, Xiaobo An, Xiaoning An, and Xiaobin Zhai entered into an assignment and assumption agreement. Pursuant to this agreement, Hexin Yongheng has agreed to assign and transfer to Kuaishangche the control over Hexin E-Commerce, in exchange for cash consideration of RMB5.0 million(US$726,781). Upon the closing of the disposition, Kuaishangche became the primary beneficiary of and obtained control of Hexin E-Commerce, and as a result, assume all assets and liabilities of Hexin E-Commerce and subsidiaries owned or controlled by Hexin E-Commerce, excluding any rights, titles, interests or claims that Hexin E-Commerce had in Wusu Company, which remained a consolidated variable interest entity of the Hexin Yongheng by way of the December 1, 2020 contractual arrangements. We closed the disposition of Hexin E-Commerce on December 30, 2020.

As a result of the Company's P2P disposal and leases termination, on October 15, 2020, the Company entered into a lease agreement with Mr. Xiaobo An, who provided office space to the Company at no charge. The lease term is 1 year.

As of March 31, 2020, the balance of amount due to related parties was US$2,093,684, which represented working capital the Company borrowed from the P2P business before its disposal. After disposal, the Company borrowed a total of US$ 875,098 (RMB4,880,000), as a result, the amount due to related parties was US$2,968,782 as of March 31, 2021.